Basis of Preparation and Significant Accounting Policies - Schedule of Depreciation and Amortization Rate (Details)	12 Months Ended
Dec. 31, 2018
Exploration Equipment [Member]
Statement Line Items [Line Items]
Depreciation and amortization rate	20.00%
Computer Software [Member]
Statement Line Items [Line Items]
Depreciation and amortization rate	50.00%
Computer Equipment [Member]
Statement Line Items [Line Items]
Depreciation and amortization rate	55.00%